Accounts Receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounts Receivable (Details) [Line Items]
Allows credit period	180 days
Average accounts receivable turnover period	93 years
Bad debt write-off	$ 0	$ 33,612	$ 40,101
Minimum [Member]
Accounts Receivable (Details) [Line Items]
Average accounts receivable turnover period		84 years
Maximum [Member]
Accounts Receivable (Details) [Line Items]
Average accounts receivable turnover period			91 years